Operating expenses by function - Research and Development costs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses
Expense from share-based payment transactions related to the BSPCEs and bonus shares granted	€ 812	€ 5,667	€ 3,422
Research and Development expenses
General and administrative expenses
Personnel expenses	(3,993)	(6,179)	(4,392)
Other purchases and external charges	(6,378)	(12,991)	(19,345)
Miscellaneous	(35)	(285)	(264)
Research and development costs	(10,406)	(19,455)	(24,001)
Research tax credit (CIR)	1,561	3,413	4,080
Grants		7	256
Subsidies and CIR	1,561	3,420	4,336
Research and development expenses, net	(8,845)	(16,034)	(19,665)
Expense from share-based payment transactions related to the BSPCEs and bonus shares granted	€ 560	€ 3,281	€ 2,125